UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Bonanza Capital, Ltd.

Address:   300 Crescent Court
           Suite 250
           Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernay Box
Title:     President
Phone:     214-303-3900


Signature, Place and Date of Signing:

 /s/ Bernay Box              Dallas, Texas                 November 14, 2006
-----------------------     --------------------------    ----------------------
 [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         71

Form 13F Information Table Value Total:   $230,411
                                          (thousands)

List of Other Included Managers:

 No.                  Form 13F File Number            Name
-----------          ----------------------          --------------------------
 1.                   28-11390                        Bonanza Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                                                        Bonanza Capital, Ltd.
                                                         September 30, 2006

COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
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                                TITLE OF               VALUE    SHS OR    SH/   PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP     (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MGRS    SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
BIRCH MTN RES LTD               COM       09066X109    1,676     478,800   SH         SHARED         1               478,800
KHD HUMBOLDT WEDAG INTL LTD     COM       482462108    4,080     125,116   SH         SHARED         1               125,116
LANOPTICS LTD                   ORD       M6706C103    3,864     400,000   SH         SHARED         1               400,000
ABRAXAS PETE CORP               COM       003830106    1,507     492,500   SH         SHARED         1               492,500
ACTUATE CORP                    COM       00508B102      551     125,000   SH         SHARED         1               125,000
ADVANCED MAGNETICS INC          COM       00753P103    1,339      39,267   SH         SHARED         1                39,267
ALLIED DEFENSE GROUP INC        COM       019118108    1,115      67,800   SH         SHARED         1                67,800
ALLION HEALTHCARE INC           COM       019615103    5,835   1,396,000   SH         SHARED         1             1,396,000
AWARE INC MASS                  COM       05453N100    4,820     851,600   SH         SHARED         1               851,600
AXT INC                         COM       00246W103      137      32,200   SH         SHARED         1                32,200
BON-TON STORES INC              COM       09776J101   14,929     502,000   SH         SHARED         1               502,000
BUILDERS FIRSTSOURCE INC        COM       12008R107    4,112     270,000   SH         SHARED         1               270,000
CARDIAC SCIENCE CORP            COM       14141A108    2,297     310,000   SH         SHARED         1               310,000
CASH SYSTEMS INC                COM       14756B102    1,398     200,000   SH         SHARED         1               200,000
CHAMPS ENTMT INC DEL            COM       158787101    2,023     332,800   SH         SHARED         1               332,800
CHANNELL COML CORP              COM       159186105    1,866     600,000   SH         SHARED         1               600,000
COMFORT SYS USA INC             COM       199908104    2,006     175,000   SH         SHARED         1               175,000
CONTANGO OIL & GAS COMPANY      COM NEW   21075N204    5,338     452,366   SH         SHARED         1               452,366
CYBEX INTL INC                  COM       23252E106    6,122     920,550   SH         SHARED         1               920,550
DELTA APPAREL INC               COM       247368103    1,603      82,200   SH         SHARED         1                82,200
DIGIGRAD CORP                   COM       253827109    2,238     600,000   SH         SHARED         1               600,000
EAGLE TEST SYS INC              COM       270006109      826      50,000   SH         SHARED         1                50,000
FINISH LINE INC                 CL A      317923100    5,098     404,000   SH         SHARED         1               404,000
FLOTEK INDS INC DEL             COM       343389102    1,062      68,500   SH         SHARED         1                68,500
FOCUS ENHANCEMENTS INC          COM       344159108    3,657   2,575,000   SH         SHARED         1             2,575,000
FRIENDLY ICE CREAM CORP NEW     COM       358497105    1,971     184,200   SH         SHARED         1               184,200
GLENAYRE TECHNOLOGIES INC       COM       377899109    2,530   1,150,000   SH         SHARED         1             1,150,000
GOLD KIST INC                   COM       380614107    3,647     175,000   SH         SHARED         1               175,000
GREENFIELD ONLINE INC           COM       395150105    4,156     400,000   SH         SHARED         1               400,000
HALOZYME THERAPEUTICS INC       COM       40637H109    4,841   1,826,843   SH         SHARED         1             1,826,843
HASTINGS ENTMT INC              COM       418365102    1,569     232,500   SH         SHARED         1               232,500
HOME SOLUTIONS OF AMER INC      COM       437355100    4,384     800,000   SH         SHARED         1               800,000
HURCO COMPANIES INC             COM       447324104    1,681      70,000   SH         SHARED         1                70,000
IBASIS INC                      COM NEW   450732201    2,073     250,000   SH         SHARED         1               250,000
INFINITY PHARMACEUTICALS INC    COM       45665G303    1,109      82,125   SH         SHARED         1                82,125
INTERSECTIONS INC               COM       460981301    4,208     455,900   SH         SHARED         1               455,900
INVESTOOLS INC                  COM       46145P103   12,392   1,165,800   SH         SHARED         1             1,165,800
IXYS CORP                       COM       46600W106    4,195     500,000   SH         SHARED         1               500,000
KITTY HAWK INC                  COM NEW   498326206    1,810   2,350,000   SH         SHARED         1             2,350,000
KKR FINL CORP                   COM       482476306    3,068     125,000   SH         SHARED         1               125,000
LEVITT CORP                     CLA       52742P108      882      75,000   SH         SHARED         1                75,000
MAUI LD & PINEAPPLE INC         COM       577345101    3,709     125,000   SH         SHARED         1               125,000
MISONIX INC                     COM       604871103      261      70,500   SH         SHARED         1                70,500
MOSYS INC                       COM       619718109      269      40,000   SH         SHARED         1                40,000
MOVIE GALLERY INC               COM       624581104      362     184,634   SH         SHARED         1               184,634
OUTDOOR CHANNEL HLDGS INC       COM NEW   690027206    6,587     604,900   SH         SHARED         1               604,900
PALOMAR MED TECHNOLOGIES INC    COM NEW   697529303    1,055      25,000   SH         SHARED         1                25,000
PEDIATRIC SVCS OF AMERICA       COM       705323103    3,023     250,000   SH         SHARED         1               250,000
PETRO RES CORP                  COM       71646K106    6,287   1,970,800   SH         SHARED         1             1,970,800
PFSWEB INC                      COM       717098107       66      94,800   SH         SHARED         1                94,800
PORTALPLAYER INC                COM       736187204    2,820     250,000   SH         SHARED         1               250,000
PREMIER EXIBITIONS INC          COM       74051E102      309      50,000   SH         SHARED         1                50,000
QSGI INC                        COM       74729D106    1,287     900,000   SH         SHARED         1               900,000
QUICKLOGIC CORP                 COM       74837P108    3,672   1,037,400   SH         SHARED         1             1,037,400
RENT WAY INC                    COM       76009U104    1,626     155,000   SH         SHARED         1               155,000
REPUBLIC AWYS HLDGS INC         COM       760276105    3,104     200,000   SH         SHARED         1               200,000
RIGEL PHARMACEUTICALS INC       COM NEW   766559603    2,311     225,000   SH         SHARED         1               225,000
RURAL/METRO CORP                COM       781748108    6,565     752,000   SH         SHARED         1               752,000
SANDS REGENT                    COM       800091100      886      60,306   SH         SHARED         1                60,306
SILVERLEAF RESORTS INC          COM       828395103    7,907   2,070,000   SH         SHARED         1             2,070,000
SONICWALL INC                   COM       835470105    2,184     200,000   SH         SHARED         1               200,000
STEWART INFORMATION SVCS COR    COM       860372101      626      18,000   SH         SHARED         1                18,000
SUN HEALTHCARE GROUP INC        COM NEW   866933401    9,217     858,200   SH         SHARED         1               858,200
SUPERTEX INC                    COM       868532102    1,944      50,000   SH         SHARED         1                50,000
TEGAL CORP                      COM NEW   879008209    2,112     512,820   SH         SHARED         1               512,820
TELULAR CORP                    COM NEW   87970T208    2,875   1,325,000   SH         SHARED         1             1,325,000
UROPLASTY INC                   COM NEW   917277204    1,314     406,800   SH         SHARED         1               406,800
US AIRWAYS GROUP INC            COM       90341W108   10,196     230,000   SH         SHARED         1               230,000
WALTER INDS INC                 COM       93317Q105    4,268     100,000   SH         SHARED         1               100,000
WEB COM INC                     COM NEW   94732Q100      104      25,000   SH         SHARED         1                25,000
WILLBROS GROUP INC              COM       969199108    9,452     605,100   SH         SHARED         1               605,100
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




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11/2/06